UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2020

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.6%
Communication Services — 1.1%
CenturyLink	85,140	$1,163,013

Consumer Discretionary — 26.1%
Abercrombie & Fitch, Cl A	63,855	1,044,668
Best Buy	14,412	1,220,552
Buckle(A)	48,628	1,187,010
Dick’s Sporting Goods	24,255	1,072,799
Dillard’s, Cl A(A)	15,455	938,428
Express*	299,475	1,200,895
Foot Locker	23,375	887,549
GameStop, Cl A* (A)	182,435	700,550
Gap	57,035	992,979
Gentex	35,531	1,057,758
Guess?	53,075	1,129,967
Home Depot	4,298	980,374
International Game Technology	68,585	925,212
Kohl’s	19,800	846,450
Lear	8,305	1,023,010
Meritage Homes*	14,139	1,003,303
Newell Brands	54,890	1,072,002
PulteGroup	27,280	1,218,052
Ralph Lauren, Cl A	10,456	1,186,756
Shoe Carnival(A)	30,140	1,080,820
Signet Jewelers	56,540	1,374,487
Six Flags Entertainment	19,642	748,949
Stamps.com*	14,135	1,052,916
Target	9,299	1,029,771
TRI Pointe Group*	66,605	1,082,997
Wyndham Destinations	21,725	1,054,314
		27,112,568
Consumer Staples — 0.9%
Walgreens Boots Alliance	18,150	922,928

Energy — 6.0%
Arch Coal	13,255	683,030
Chevron	7,920	848,549
CNX Resources*	137,225	992,137
ConocoPhillips	17,050	1,013,281
Southwestern Energy*	479,215	752,368
Valero Energy	11,661	983,139

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

World Fuel Services	25,025	$978,978
		6,251,482
Financials — 21.6%
Aflac	18,984	979,005
Allstate	9,141	1,083,574
Ameriprise Financial	6,659	1,101,465
Assured Guaranty	22,008	1,008,847
CIT Group	21,725	993,050
Citizens Financial Group	27,776	1,035,489
Discover Financial Services	12,045	904,941
Federated Investors, Cl B	30,316	1,098,349
Franklin Resources	34,265	866,905
JPMorgan Chase	8,364	1,107,059
Lincoln National	16,170	880,941
M&T Bank	6,215	1,047,352
MetLife	20,790	1,033,471
New York Community Bancorp	77,452	856,619
PNC Financial Services Group	6,985	1,037,622
Reinsurance Group of America, Cl A	6,105	879,425
Synchrony Financial	29,326	950,455
Truist Financial	1	51
Trustmark	28,664	916,675
Unum Group	33,220	886,642
US Bancorp	17,765	945,453
Voya Financial	17,930	1,070,959
Waddell & Reed Financial, Cl A	56,489	902,694
Wells Fargo	19,305	906,177
		22,493,220
Health Care — 2.0%
Biogen*	3,740	1,005,499
McKesson	7,315	1,043,192
		2,048,691
Industrials — 12.7%
AGCO	12,925	906,559
Cummins	6,116	978,377
Delta Air Lines	16,788	935,763
Eaton	11,885	1,122,776
Huntington Ingalls Industries	4,620	1,205,820
KAR Auction Services	39,655	833,548
ManpowerGroup	11,880	1,086,901
Oshkosh	13,145	1,130,996
Regal Beloit	13,475	1,057,248
Robert Half International	17,875	1,039,789
Southwest Airlines	18,046	992,169

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Wabash National	66,660	$773,256
Werner Enterprises	30,360	1,119,070
		13,182,272
Information Technology — 15.4%
Apple	4,520	1,398,985
Applied Materials	19,701	1,142,461
Avnet	22,229	811,136
Cirrus Logic*	18,318	1,407,006
Corning	34,761	927,771
Hewlett Packard Enterprise	66,117	921,010
HP	53,130	1,132,732
Intel	19,360	1,237,685
Micron Technology*	20,240	1,074,542
Qorvo*	13,321	1,410,161
Tech Data*	9,517	1,369,877
Texas Instruments	7,713	930,573
Western Union	42,740	1,149,706
Xerox Holdings	32,344	1,150,476
		16,064,121
Materials — 11.3%
Cabot	23,925	953,411
Eastman Chemical	13,475	960,363
International Paper	23,650	963,028
Kaiser Aluminum	9,955	996,993
Louisiana-Pacific	39,216	1,203,147
LyondellBasell Industries, Cl A	11,110	865,025
Nucor	19,635	932,466
Olin	51,865	771,232
Reliance Steel & Aluminum	10,010	1,149,148
Steel Dynamics	33,440	999,187
Warrior Met Coal	51,315	967,801
Worthington Industries	27,335	1,005,382
		11,767,183
Real Estate — 1.5%
Realogy Holdings* (A)	145,860	1,544,657

Total Common Stock
(Cost $102,437,545)		102,550,135

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

SHORT-TERM INVESTMENT — 3.5%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	3,632,570	$3,632,570

Total Short-Term Investments
(Cost $3,632,570)		3,632,570

Total Investments - 102.1%
(Cost $106,070,115)		$106,182,705
Other Assets and Liabilities - (2.1)%		(2,172,687)
Net Assets - 100.0%		$104,010,018

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $3,428,692.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $3,632,570.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class
PLC — Public Limited Company

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-001-1400

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.6%
Australia — 16.2%
AGL Energy	21,400	$285,786
Alumina	134,577	196,387
Bendigo & Adelaide Bank	40,400	281,525
BHP Group	12,200	321,766
BlueScope Steel	12,525	119,475
Crown Resorts	25,031	196,042
Fortescue Metals Group	59,300	452,129
JB Hi-Fi	19,000	504,418
Metcash	160,156	280,885
Perpetual	10,836	309,728
Qantas Airways	60,287	258,682
South32	225,850	399,124
Super Retail Group	55,001	345,349
Wesfarmers	13,150	397,965
Whitehaven Coal	77,225	129,752
Woodside Petroleum	11,995	278,862
		4,757,875
Belgium — 1.4%
Ageas	7,316	403,826

Canada — 12.0%
Canadian Natural Resources	10,000	281,245
Ensign Energy Services (A)	42,500	75,790
Great-West Lifeco	8,761	227,002
iA Financial	7,500	412,744
Imperial Oil	12,500	296,396
Labrador Iron Ore Royalty	14,612	232,860
Magna International	7,600	385,283
Methanex	5,000	162,120
Norbord	7,500	220,285
Power Corp of Canada	12,500	311,886
Suncor Energy	10,000	305,652
TFI International	9,583	306,882
Whitecap Resources	82,500	300,476
		3,518,621
Denmark — 1.6%
Novo Nordisk, Cl B	5,317	325,511
Pandora	2,805	145,456
		470,967

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Finland — 1.0%
UPM-Kymmene	9,475	$299,801

France — 4.2%
AXA	9,063	242,036
BNP Paribas	5,707	304,094
Casino Guichard Perrachon * (A)	4,593	186,742
Engie	15,689	270,743
Metropole Television	13,828	230,347
		1,233,962
Germany — 5.6%
Dialog Semiconductor *	6,275	277,468
Freenet	10,866	241,501
Linde	1,550	316,388
Muenchener Rueckversicherungs	1,807	533,681
TUI	26,200	268,837
		1,637,875
Hong Kong — 2.2%
China Resources Cement Holdings	150,000	169,765
Shandong Chenming Paper Holdings, Cl H	318,750	125,176
Shougang Fushan Resources Group	1,850,000	366,827
		661,768
Italy — 5.0%
Assicurazioni Generali	14,350	280,023
Eni	23,700	332,710
Fiat Chrysler Automobiles	12,000	156,137
Saras	107,987	145,153
Societa Cattolica di Assicurazioni SC	31,850	252,208
Unipol Gruppo	60,109	306,855
		1,473,086
Japan — 14.5%
Amada Holdings	25,000	268,331
Astellas Pharma	15,000	270,015
Ebara	10,000	283,789
JFE Holdings	22,500	273,061
KDDI	15,000	452,817
Mitsubishi Gas Chemical	20,000	311,938
Nippon Telegraph & Telephone	15,000	385,746
NTT DOCOMO	12,870	369,038
NuFlare Technology *	2,500	273,637
Shinsei Bank *	20,000	311,938
Sompo Holdings	7,500	286,074
Tokio Marine Holdings	7,500	414,263

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Z Holdings	92,500	$373,910
		4,274,557
Netherlands — 4.8%
Aegon	62,850	255,744
ASR Nederland	5,715	213,218
Koninklijke Ahold Delhaize	17,475	430,252
Randstad	5,266	303,461
Signify	6,511	217,498
		1,420,173
Norway — 0.8%
Telenor	12,628	229,208

Portugal — 1.5%
EDP - Energias de Portugal	86,093	431,959

Spain — 0.8%
Repsol	17,950	248,147

Sweden — 3.9%
JM	10,891	333,284
Peab, Cl B	28,783	289,418
SSAB, Cl B	96,700	279,144
Telia	58,455	250,472
		1,152,318
Switzerland — 1.6%
Zurich Insurance Group	1,100	457,610

United Kingdom — 19.5%
Anglo American	6,900	180,917
Aviva	51,475	270,803
Babcock International Group	23,375	181,743
Bellway	6,600	347,304
Berkeley Group Holdings	3,050	211,042
Direct Line Insurance Group	45,607	203,436
Glencore *	80,750	237,252
HSBC Holdings	33,918	247,144
Kingfisher	56,361	151,826
Legal & General Group	75,958	306,424
Lloyds Banking Group	455,050	341,247
Man Group	171,900	349,343
Persimmon	12,850	518,045
Redrow	33,825	355,093
Rio Tinto	6,806	367,042

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Royal Dutch Shell, Cl A	8,800	$231,757
Royal Mail	50,548	132,296
Standard Life Aberdeen	73,425	292,327
Taylor Wimpey	129,375	367,476
Vodafone Group	87,728	172,956
WPP	21,825	272,348
		5,737,821

Total Common Stock
(Cost $29,527,894)		28,409,574

SHORT-TERM INVESTMENT — 0.7%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	207,452	207,452

Total Short-Term Investments
(Cost $207,452)		207,452

Total Investments - 97.3%
(Cost $29,735,346)		$28,617,026
Other Assets and Liabilities - 2.7%		783,608
Net Assets - 100.0%		$29,400,635

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $196,734.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $207,452.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-002-1300

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.2%
Brazil — 7.9%
AMBEV *	240,072	$1,000,627
Banco do Brasil *	183,906	2,074,128
Banco Santander Brasil	163,601	1,596,051
Cia Siderurgica Nacional	421,837	1,276,562
Cosan	119,138	2,221,354
JBS	442,766	2,850,385
Vale *	131,952	1,552,268
		12,571,375
Czech Republic — 6.5%
CEZ	86,062	1,884,607
Erste Group Bank *	38,223	1,393,347
Komercni Banka	48,015	1,654,230
Moneta Money Bank	438,948	1,606,857
PFNonwovens *	56,307	1,678,696
Philip Morris CR	3,151	2,133,777
		10,351,514
Greece — 8.7%
Alpha Bank AE *	31,247	62,863
Athens Water Supply & Sewage	148,645	1,226,523
Bank of Greece	80,556	1,420,520
FF Group *(A) (B)	25,407	—
Hellenic Petroleum	170,839	1,498,704
Hellenic Telecommunications Organization	77,586	1,161,635
Holding ADMIE IPTO	169,781	435,906
Intralot -Integrated Lottery Systems & Services *	554,439	225,669
JUMBO	66,099	1,346,655
Karelia Tobacco	5,753	1,850,311
Motor Oil Hellas Corinth Refineries	126,588	2,695,542
Mytilineos	94,530	972,904
National Bank of Greece *	3,877	12,401
Piraeus Bank *	878	3,137
Public Power *	169,781	788,961
		13,701,731
Italy — 8.5%
Atlantia	57,460	1,412,810
Enel	322,361	2,808,284
Eni	92,446	1,297,794
Intesa Sanpaolo	619,875	1,543,724
Saipem *	56,176	233,509
Telecom Italia *	2,755,645	1,487,737
UniCredit	112,101	1,502,106

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Unipol Gruppo	312,596	$1,595,794
UnipolSai	584,608	1,569,034
		13,450,792
Norway — 6.8%
Aker Solutions *	262,128	530,500
DNB	74,945	1,318,756
Equinor	58,382	1,060,948
Gjensidige Forsikring	58,743	1,283,693
Norsk Hydro	251,140	792,086
PGS *	396,285	765,604
Storebrand	212,079	1,634,756
Telenor	58,926	1,069,553
TGS Nopec Geophysical	51,250	1,309,952
Yara International	25,249	920,696
		10,686,544
Poland — 6.5%
Bank Millennium *	323,769	496,364
Bank Polska Kasa Opieki	32,746	836,536
CCC	16,108	403,059
Grupa Lotos	79,491	1,578,516
ING Bank Slaski	16,496	864,278
KGHM Polska Miedz *	35,129	826,874
PGE Polska Grupa Energetyczna *	385,134	681,890
Polski Koncern Naftowy ORLEN	36,597	714,645
Polskie Gornictwo Naftowe i Gazownictwo	609,357	565,863
Powszechna Kasa Oszczednosci Bank Polski	94,905	837,955
Powszechny Zaklad Ubezpieczen	87,987	913,354
Santander Bank Polska	9,377	693,132
Tauron Polska Energia *	2,055,573	788,371
		10,200,837
Portugal — 8.4%
Altri SGPS	70,035	433,413
Corticeira Amorim SGPS	444,017	5,328,184
CTT-Correios de Portugal	27,834	90,386
EDP - Energias de Portugal	443,366	2,224,525
Galp Energia SGPS	124,316	1,880,589
Jeronimo Martins SGPS	40,878	704,746
Mota-Engil SGPS	80,832	151,414
Navigator	66,645	239,478
NOS SGPS	41,244	214,163
Pharol SGPS * (C)	805,485	90,762
REN - Redes Energeticas Nacionais SGPS	101,725	307,994

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Semapa-Sociedade de Investimento e Gestao	119,053	$1,661,014
		13,326,668
Russia — 8.4%
Alrosa PJSC	1,663,728	2,086,897
Gazprom Neft PJSC	441,140	3,080,304
Gazprom PJSC	491,419	1,742,400
Rosneft PJSC	260,848	1,960,312
Sberbank of Russia PJSC	378,887	1,494,511
Severstal PJSC	109,326	1,558,393
Unipro PJSC	29,536,652	1,359,090
		13,281,907
Singapore — 7.7%
CapitaLand	534,300	1,417,387
City Developments	205,500	1,596,292
ComfortDelGro	739,800	1,176,437
Golden Agri-Resources	5,452,600	839,107
Jardine Cycle & Carriage	54,800	1,173,425
Oversea-Chinese Banking	164,400	1,304,743
SATS	369,900	1,236,072
Sembcorp Industries	616,500	957,775
Singapore Airlines	191,800	1,201,737
United Overseas Bank	68,500	1,288,077
		12,191,052
Spain — 9.1%
Acciona	17,573	1,995,714
Banco Bilbao Vizcaya Argentaria	142,117	735,827
Banco Santander	197,425	778,165
CaixaBank	284,044	831,653
Enagas	46,606	1,257,065
Endesa	55,086	1,513,281
Ferrovial	62,617	1,990,311
Iberdrola (C)	210,057	2,299,358
Mapfre	435,709	1,117,215
Naturgy Energy Group	68,395	1,805,318
		14,323,907
Turkey — 9.3%
Akbank T.A.S. *	1,154,495	1,593,405
Eregli Demir ve Celik Fabrikalari	829,490	1,293,144
Haci Omer Sabanci Holding	922,727	1,503,252
KOC Holding	442,698	1,445,393
Petkim Petrokimya Holding *	2,024,392	1,363,182
Turkiye Halk Bankasi *	1,195,714	1,382,571
Turkiye Is Bankasi, Cl C *	1,252,367	1,517,133

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Turkiye Sise ve Cam Fabrikalari	1,142,582	$1,061,491
Turkiye Vakiflar Bankasi TAO, Cl D *	1,731,889	1,909,932
Yapi ve Kredi Bankasi *	3,445,456	1,709,846
		14,779,349
United Kingdom — 7.4%
Anglo American	45,661	1,197,223
Aviva	226,888	1,193,627
BP	172,546	1,040,576
British American Tobacco	31,837	1,411,516
BT Group, Cl A	427,813	909,079
HSBC Holdings	148,349	1,080,946
Legal & General Group	355,070	1,432,396
Rio Tinto	21,705	1,170,532
Rolls-Royce Holdings	109,689	970,455
Vodafone Group	686,727	1,353,885
		11,760,235

Total Common Stock
(Cost $162,285,790)		150,625,911

PREFERRED STOCK — 2.7%
Brazil — 2.7%
Banco Bradesco*(D)	260,306	1,993,657
Cia Energetica de Minas Gerais(D)	299,780	1,047,193
Telefonica Brasil(D)	92,417	1,287,226

Total Preferred Stock
(Cost $4,467,698)		4,328,076

SHORT-TERM INVESTMENT — 0.1%
Invesco Treasury Portfolio
Institutional Class, 1.470% (E)(F)	100,309	100,309

Total Short-Term Investments
(Cost $100,309)		100,309

Total Investments - 98.0%
(Cost $166,853,797)		$155,054,296
Other Assets and Liabilities - 2.0%		3,131,559
Net Assets - 100.0%		$158,185,856

Percentages based on Net Assets.

Cl — Class
PJSC — Private Joint Stock Company

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2020 (unaudited)

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $92,540.
(D)	There is currently no rate available.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $100,309.
(F)	Rate shown is the 7-day effective yield as of January 31, 2020.

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$12,571,375	$—	$—	$12,571,375
Czech Republic	10,351,514	—	—	10,351,514
Greece	13,701,731	—	—	13,701,731
Italy	13,450,792	—	—	13,450,792
Norway	10,686,544	—	—	10,686,544
Poland	10,200,837	—	—	10,200,837
Portugal	13,326,668	—	—	13,326,668
Russia	13,281,907	—	—	13,281,907
Singapore	12,191,052	—	—	12,191,052
Spain	14,323,907	—	—	14,323,907
Turkey	14,779,349	—	—	14,779,349
United Kingdom	11,760,235	—	—	11,760,235
Total Common Stock	150,625,911	—	—	150,625,911
Preferred Stock
Brazil	4,328,076	—	—	4,328,076
Short-Term Investment	100,309	—	—	100,309
Total Investments in Securities	$155,054,296	$–	$–	$155,054,296

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-003-1200

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 98.5%
United States — 98.5%
Affiliated ETF — 22.8%
Cambria Emerging Shareholder Yield ETF‡	186,592	$5,707,066
Cambria Foreign Shareholder Yield ETF‡	234,760	5,485,167
Cambria Global Value ETF‡	257,950	5,919,952
Cambria Shareholder Yield ETF‡	140,855	5,331,362
		22,443,547
Equity ETF — 69.3%
Invesco DB Precious Metals Fund	155,560	6,701,945
iShares Global Consumer Staples ETF	108,046	5,972,783
iShares Global Financials ETF(A)	89,936	5,960,059
iShares Global Healthcare ETF(A)	93,905	6,359,247
iShares Global Industrials ETF(A)	63,448	6,102,429
iShares Global Infrastructure ETF	124,144	6,020,984
iShares Global Tech ETF	31,112	6,700,591
iShares Global Utilities ETF	97,412	6,058,052
Vanguard FTSE All World ex-US Small-Capital ETF(A)	55,825	5,968,251
Vanguard Real Estate ETF	65,364	6,139,640
Vanguard Total Stock Market ETF	38,038	6,219,974
		68,203,955
Fixed Income ETF — 6.4%
Vanguard Long-Term Bond ETF	59,766	6,316,071

Total Exchange Traded Funds
(Cost $94,020,745)		96,963,573

SHORT-TERM INVESTMENT — 4.8%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	4,693,515	4,693,515

Total Short-Term Investments
(Cost $4,693,515)		4,693,515

Total Investments - 103.3%
(Cost $98,714,260)		$101,657,088
Other Assets and Liabilities - (3.3)%		(3,218,833)
Net Assets - 100.0%		$98,438,255

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $4,507,988.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $4,693,515.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Transactions with affiliated companies during the period ended January 31, 2020 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend
4/30/2019	at Cost	from Sales	(Depreciation)	Gain (Loss)	1/31/2020	of 1/31/2020	Income
Cambria Emerging Shareholder Yield ETF
$-	$7,981,625	$(2,003,936)	$(20,459)	$(250,164)	$5,707,066	186,592	$208,117
Cambria Foreign Shareholder Yield ETF
-	5,918,475	(369,334)	8,543	(72,517)	5,485,167	234,760	44,031
Cambria Global Value ETF
-	13,622,532	(6,829,448)	(582,326)	(290,806)	5,919,952	257,950	-
Cambria Shareholder Yield ETF
-	13,081,340	(7,284,831)	(336,067)	(129,080)	5,331,362	140,855	33,864
$-	$40,603,972	$(16,487,549)	$(930,309)	$(742,567)	$22,443,547	820,157	$286,012

Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-004-1100

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.3%
United States — 99.3%
Affiliated ETF — 31.6%
Cambria Emerging Shareholder Yield ETF‡ (A)	173,981	$5,321,348
Cambria Foreign Shareholder Yield ETF‡ (A)	118,770	2,775,061
Cambria Global Value ETF‡	144,763	3,322,311
Cambria Shareholder Yield ETF‡	99,106	3,751,162
Cambria Sovereign Bond ETF‡	188,415	4,756,537
		19,926,419
Equity ETF — 31.2%
Alpha Architect International Quantitative Momentum ETF(A)	48,937	1,298,299
Alpha Architect Value Momentum Trend ETF	47,787	1,166,791
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	260,186	3,936,614
iShares Edge MSCI USA Momentum Factor ETF	23,553	3,068,014
Schwab U.S. REIT ETF(A)	44,140	2,036,620
Schwab U.S. TIPS ETF(A)	32,384	1,872,767
Vanguard Global ex-U.S. Real Estate ETF	31,786	1,828,013
Vanguard Mid-Capital ETF	8,388	1,490,883
Vanguard Total Stock Market ETF	18,183	2,973,284
		19,671,285
Fixed Income ETF — 36.5%
iShares Short Treasury Bond ETF	10,405	1,151,105
SPDR FTSE International Government Inflation-Protected Bond ETF	33,031	1,827,935
VanEck Vectors Emerging Markets High Yield Bond ETF(A)	102,690	2,471,748
VanEck Vectors International High Yield Bond ETF(A)	48,977	1,232,261
Vanguard Intermediate-Term Corporate Bond ETF	20,843	1,945,486
Vanguard Intermediate-Term Treasury ETF	36,409	2,452,510
Vanguard Long-Term Treasury ETF	30,814	2,752,923
Vanguard Short-Term Corporate Bond ETF	14,742	1,205,453
Vanguard Total Bond Market ETF	58,079	4,966,916
Vanguard Total International Bond ETF(A)	51,846	2,988,922
		22,995,259

Total Exchange Traded Funds
(Cost $62,089,315)		62,592,963

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

SHORT-TERM INVESTMENT — 8.4%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	5,279,510	$5,279,510

Total Short-Term Investments
(Cost $5,279,510)		5,279,510

Total Investments - 107.7%
(Cost $67,368,825)		$67,872,473
Other Assets and Liabilities - (7.7)%		(4,863,207)
Net Assets - 100.0%		$63,009,267

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $5,138,986.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $5,279,510.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Transactions with affiliated companies during the period ended January 31, 2020 are as follows:

			Change in
Value at	Purchases	Proceeds	Unrealized	Realized	Value at	Shares at	Dividend
4/30/2019	at Cost	from Sales	Appreciation	Gain (Loss)	1/31/2020	of 1/31/2020	Income
Cambria Emerging Shareholder Yield ETF
$5,756,475	$360,232	$(602,882)	$117,386	$(309,863)	$5,321,348	173,981	$238,266
Cambria Foreign Shareholder Yield ETF
2,917,359	183,190	(303,268)	23,352	(45,572)	2,775,061	118,770	87,875
Cambria Global Value ETF
3,484,839	219,581	(370,237)	46,815	(58,687)	3,322,311	144,763	97,981
Cambria Shareholder Yield ETF
3,871,820	252,148	(407,221)	64,676	(30,261)	3,751,162	99,106	64,831
Cambria Sovereign Bond ETF
4,882,337	309,000	(536,497)	15,057	86,640	4,756,537	188,415	182,468
$20,912,830	$1,324,151	$(2,220,105)	$267,286	$(357,743)	$19,926,419	725,035	$671,421

ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS— Treasury Inflation Protected Security

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-005-1200

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.2%
Communication Services — 3.7%
AT&T	3,040	$114,365
Gray Television*	6,210	125,939
TEGNA	9,438	159,502
Tribune Publishing	9,940	124,846
		524,652
Consumer Discretionary — 25.1%
Adient*	5,077	130,530
AutoNation*	2,265	96,127
Beazer Homes USA*	7,856	108,020
Carvana, Cl A*	2,012	159,451
Cato, Cl A	6,541	104,918
Gentex	4,179	124,409
Group 1 Automotive	1,340	135,032
Hibbett Sports*	5,305	131,458
Lennar, Cl A	2,109	139,953
Lithia Motors, Cl A	871	118,142
M/I Homes*	3,012	133,703
MDC Holdings	3,250	136,955
Meritage Homes*	2,064	146,462
OneSpaWorld Holdings	7,024	105,430
Overstock.com*	9,534	77,416
PulteGroup	3,242	144,755
Rent-A-Center, Cl A	6,303	183,605
Rubicon Project*	12,673	118,619
Skechers U.S.A., Cl A*	4,011	149,971
Sonic Automotive, Cl A	3,806	120,384
Stamps.com*	1,666	124,101
Target	1,381	152,932
Taylor Morrison Home, Cl A*	4,490	116,201
TopBuild*	1,172	134,206
Winnebago Industries	2,730	149,495
XPEL*	10,225	169,735
Zumiez*	3,712	115,703
		3,527,713
Consumer Staples — 3.1%
Ingles Markets, Cl A	2,888	120,401
John B Sanfilippo & Son	1,183	99,727
Sanderson Farms	777	106,985
Tyson Foods, Cl A	1,272	105,105
		432,218

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Energy — 9.5%
Cosan, Cl A*	11,636	$257,040
CVR Energy	3,197	110,648
Dorian LPG*	10,636	139,544
Dril-Quip*	2,120	86,708
Green Plains*	8,204	102,304
Helix Energy Solutions Group*	17,265	143,990
Phillips 66	1,162	106,172
Teekay Tankers, Cl A*	6,118	99,662
Valero Energy	1,372	115,673
World Fuel Services	4,527	177,096
		1,338,837
Financials — 19.7%
Aflac	2,243	115,672
Arch Capital Group*	4,160	183,706
Ares Capital	6,415	120,730
Assured Guaranty	2,630	120,559
Cannae Holdings*	6,578	267,462
Cincinnati Financial	1,284	134,756
eHealth*	2,641	277,727
Employers Holdings	2,392	102,019
Essent Group	3,039	150,765
Hanover Insurance Group	898	124,445
NMI Holdings, Cl A*	5,077	162,058
Old Republic International	10,304	232,354
Radian Group	6,386	156,393
RenaissanceRe Holdings	938	177,695
Selective Insurance Group	1,632	108,120
Voya Financial	2,669	159,419
WR Berkley	2,362	173,678
		2,767,558
Health Care — 0.6%
Anika Therapeutics*	2,146	88,222

Industrials — 19.4%
AGCO	1,932	135,510
Arcosa	2,835	124,031
BMC Stock Holdings*	4,907	143,211
Builders FirstSource*	5,517	136,794
Construction Partners, Cl A*	7,412	124,372
Cummins	859	137,414
Delta Air Lines	1,907	106,296
EMCOR Group	1,210	99,426
Foundation Building Materials*	7,077	126,183

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

FTI Consulting*	2,590	$310,956
GMS*	3,918	104,689
Jacobs Engineering Group	1,247	115,385
KAR Auction Services	4,546	95,557
Kimball International, Cl B	5,846	109,788
ManpowerGroup	1,084	99,175
MasTec*	1,754	101,294
NOW*	9,092	91,011
Oshkosh	1,238	106,518
Quanta Services	2,678	104,844
Saia*	1,179	102,691
Steelcase, Cl A	6,612	123,049
Universal Forest Products	2,833	135,701
		2,733,895
Information Technology — 11.6%
Anixter International*	1,484	144,838
Benchmark Electronics	3,858	118,749
Canadian Solar*	7,089	142,134
Fabrinet*	1,925	121,352
KBR	7,059	192,005
KEMET	4,942	128,690
Micron Technology*	2,316	122,956
Sanmina*	4,617	147,005
Tech Data*	1,333	191,873
Ultra Clean Holdings*	7,636	175,705
Xerox Holdings	4,158	147,900
		1,633,207
Materials — 2.5%
Advanced Emissions Solutions(A)	8,004	91,166
Commercial Metals	6,034	123,999
Reliance Steel & Aluminum	1,134	130,182
		345,347

Total Common Stock
(Cost $11,601,199)		13,391,649

SHORT-TERM INVESTMENT — 0.5%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	69,000	69,000

Total Short-Term Investments
(Cost $69,000)		69,000

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Total Investments - 95.7%
(Cost $11,670,199)		$13,460,649
Other Assets and Liabilities - 4.3%		604,402
Net Assets - 100.0%		$14,065,051

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $68,340.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2020 was $69,000.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor’s

The open futures contracts held by the Fund January 31, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	50	Mar-2020	$(5,611,228)	$(5,642,000)	$(30,772)

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-006-0900

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2020 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 87.4%
Argentina — 0.8%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	$7,807,548	$62,988
16.000%, 10/17/23	ARS	7,741,104	47,510
15.500%, 10/17/26	ARS	7,416,423	41,071
			151,569
Australia — 3.8%
Queensland Treasury
5.750%, 07/22/24	AUD	609,000	493,102
4.750%, 07/21/25 (A)	AUD	289,000	231,543
			724,645
Brazil — 5.3%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	3,850,000	997,875

Chile — 2.7%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	210,000,000	297,153
4.500%, 03/01/26	CLP	160,000,000	216,948
			514,101
Colombia — 3.9%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	223,428
7.500%, 08/26/26	COP	812,500,000	263,877
7.000%, 05/04/22	COP	819,000,000	250,789
			738,094
Croatia — 2.9%
Croatia Government International Bond
6.000%, 01/26/24	USD	140,000	160,888
5.500%, 04/04/23	USD	350,000	386,583
			547,471
Greece — 3.7%
Hellenic Republic Government International Bond
3.000%,3.650%, 02/24/2024, 02/24/2024 (B)	EUR	560,916	702,696

Hungary — 3.2%
Hungary Government International Bond
6.000%, 11/24/23	HUF	67,200,000	264,601
5.500%, 06/24/25	HUF	82,700,000	333,082
			597,683
Indonesia — 3.8%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	6,390,000,000	508,673
7.000%, 05/15/27	IDR	2,760,000,000	206,423
			715,096

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2020 (unaudited)

Description		Face Amount(1)	Value
Italy — 2.5%
Italy Buoni Poliennali Del Tesoro
2.800%, 12/01/28	EUR	357,000	$464,149

Malaysia — 3.9%
Malaysia Government International Bond
4.498%, 04/15/30	MYR	1,055,000	285,555
4.392%, 04/15/26	MYR	158,000	41,386
4.181%, 07/15/24	MYR	1,442,000	368,796
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	158,000	40,709
			736,446
Mexico — 6.9%
Mexican Bonos
10.000%, 12/05/24	MXN	2,828,882	170,917
8.500%, 05/31/29	MXN	8,906,716	531,660
7.500%, 06/03/27	MXN	10,786,298	599,792
			1,302,369
New Zealand — 2.7%
New Zealand Government International Bond
4.500%, 04/15/27	NZD	643,000	509,095

Peru — 4.8%
Peruvian Government International Bond
4.125%, 08/25/27	USD	798,000	909,321

Philippines — 3.3%
Philippine Government International Bond
8.000%, 07/19/31	PHP	23,853,684	616,597

Poland — 3.8%
Poland Government International Bond
5.750%, 04/25/29	PLN	962,000	326,075
3.250%, 07/25/25	PLN	693,000	191,076
2.500%, 07/25/26	PLN	756,000	200,511
			717,662
Romania — 3.5%
Romania Government International Bond
5.850%, 04/26/23	RON	630,000	155,597
5.800%, 07/26/27	RON	1,470,000	377,628
4.750%, 02/24/25	RON	500,000	120,383
			653,608
Russia — 6.8%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	26,859,000	431,088
7.600%, 07/20/22	RUB	11,343,000	186,012
7.000%, 01/25/23	RUB	40,845,000	664,361
			1,281,461

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2020 (unaudited)

Description		Face Amount(1)	Value
South Africa — 6.9%
South Africa Government International Bond
8.250%, 03/31/32	ZAR	4,456,473	$272,649
8.000%, 01/31/30	ZAR	16,510,788	1,029,434
			1,302,083
Thailand — 4.1%
Thailand Government International Bond
3.625%, 06/16/23	THB	22,143,000	768,689

Turkey — 8.1%
Turkey Government International Bond
10.700%, 02/17/21	TRY	4,431,000	747,045
8.500%, 09/14/22	TRY	4,641,000	755,309
			1,502,354
Total Sovereign Debt
(Cost $17,744,765)			16,453,064

U.S. TREASURY OBLIGATION — 9.6%
U.S. Treasury Notes
2.250%, 02/15/27		1,716,500	1,810,237

Total U.S. Treasury Obligations
(Cost $1,678,068)			1,810,237

Total Investments - 97.0%
(Cost $19,422,833)			$18,263,301
Other Assets and Liabilities - 3.0%			563,686
Net Assets - 100.0%			$18,826,987

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2020 (unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2020 was $231,543 and represents 1.2% of Net Assets.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
ZAR — South African Rand

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-007-0800

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.8%
Brazil — 11.5%
Cia de Saneamento Basico do Estado de Sao Paulo *	26,400	$376,650
Cyrela Brazil Realty Empreendimentos e Participacoes	74,400	555,751
Direcional Engenharia	96,000	366,730
Duratex	108,000	397,693
MRV Engenharia e Participacoes	86,400	421,852
Qualicorp Consultoria e Corretora de Seguros	67,200	648,996
Ser Educacional	60,000	432,074
SLC Agricola	96,000	511,316
YDUQS Part	43,200	534,628
		4,245,690
China — 0.7%
China Petroleum & Chemical ADR	4,695	246,159

Colombia — 1.1%
Banco de Bogota	15,960	415,333

Czech Republic — 1.0%
O2 Czech Republic	35,304	364,038

Greece — 3.9%
Aegean Airlines	39,384	366,030
Hellenic Petroleum	43,776	384,030
JUMBO	13,732	279,766
Motor Oil Hellas Corinth Refineries	20,064	427,239
		1,457,065
Hong Kong — 15.8%
China Lilang	480,000	342,389
China Medical System Holdings	264,000	354,873
China Merchants Bank, Cl H	55,430	270,491
China National Building Material, Cl H	356,571	344,790
China Telecom, Cl H	1,152,000	450,915
CNOOC	288,000	439,791
Fufeng Group	678,858	263,970
Great Wall Motor, Cl H	492,000	329,411
Greatview Aseptic Packaging	666,286	265,945
Greenland Hong Kong Holdings	1,032,000	394,644
Industrial & Commercial Bank of China, Cl H	504,000	338,743
Lenovo Group	352,001	232,504
PICC Property & Casualty, Cl H	288,000	311,117
Shenzhen Expressway, Cl H	336,000	436,083
Sinopec Shanghai Petrochemical ADR	8,242	210,006
West China Cement	2,139,429	347,087
Yanzhou Coal Mining, Cl H	361,144	268,768
Zhejiang Expressway, Cl H	319,999	262,868
		5,864,395

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Hungary — 0.6%
Magyar Telekom Telecommunications	157,313	$234,779

Indonesia — 0.9%
Gudang Garam	83,885	342,635

Mexico — 0.8%
Nemak	705,600	293,136

Russia — 11.4%
Alrosa PJSC	292,800	367,274
Center for Cargo Container Traffic TransContainer PJSC	7,666	1,031,126
Gazprom Neft PJSC	89,280	623,407
Gazprom PJSC	169,200	599,924
LUKOIL PJSC	6,864	703,227
Novolipetsk Steel PJSC	183,360	395,756
Severstal PJSC	34,080	485,795
		4,206,509
South Africa — 11.4%
African Rainbow Minerals	60,768	683,901
Assore	22,128	361,603
Astral Foods	22,560	299,292
BHP Group	21,648	469,813
Kumba Iron Ore	23,712	552,239
Momentum Metropolitan Holdings	262,368	349,451
Nedbank Group	29,640	386,504
Reunert	67,910	277,776
RMB Holdings	100,109	491,790
Telkom SOC	90,701	194,957
Truworths International	52,186	153,340
		4,220,666
South Korea — 3.9%
Huchems Fine Chemical	25,032	409,552
Hyundai Mobis	3,005	578,636
Kumho Industrial	26,888	213,642
Ssangyong Cement Industrial	59,377	247,352
		1,449,182

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Taiwan — 24.8%
Amazing Microelectronic	96,000	$295,223
Asustek Computer	24,000	177,960
Aten International	120,000	333,675
Chenbro Micom	144,000	550,565
Chicony Electronics	120,000	341,223
Chong Hong Construction	216,000	600,616
CyberPower Systems	72,000	246,681
Formosa Chemicals & Fibre	144,000	404,701
GEM Services	105,600	210,788
Global Mixed Mode Technology	72,000	272,899
Innodisk	72,000	419,479
Iron Force Industrial Co	72,000	243,106
Micro-Star International	96,000	294,905
Nan Ya Plastics	192,000	442,993
Nanya Technology	120,000	310,239
Novatek Microelectronics	120,000	865,967
Powertech Technology	120,000	429,011
Radiant Opto-Electronics	96,000	333,675
SCI Pharmtech	96,000	312,384
Simplo Technology	48,000	510,048
Sitronix Technology	72,000	368,235
Tong Hsing Electronic Industries	72,000	361,084
Topco Scientific	96,000	343,209
Tripod Technology	96,000	357,509
Wistron NeWeb	72,000	168,506
		9,194,681
Thailand — 1.0%
Tisco Financial Group	110,400	364,812

Turkey — 10.0%
Dogan Sirketler Grubu Holding	1,449,120	493,956
Dogus Otomotiv Servis ve Ticaret	215,352	432,881
Enka Insaat ve Sanayi	645,504	760,399
Eregli Demir ve Celik Fabrikalari	238,272	371,457
Iskenderun Demir ve Celik	263,229	341,750
Tekfen Holding	154,680	497,530
Tofas Turk Otomobil Fabrikasi	76,704	338,358
Vestel Beyaz Esya Sanayi ve Ticaret	109,852	454,111
		3,690,442
Total Common Stock
(Cost $36,355,978)		36,589,522

Total Investments - 98.8%
(Cost $36,355,978)		$36,589,522
Other Assets and Liabilities - 1.2%		426,471
Net Assets - 100.0%		$37,015,993

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2020 (unaudited)

Percentages based on Net Assets.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of January 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-008-0800

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2020 (unaudited)

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 95.5%
U.S. Treasury Notes
2.250%, 02/15/27	$68,152,600	$71,874,371

Total U.S. Treasury Obligations
(Cost $68,378,209)		71,874,371

Total Investments - 95.5%
(Cost $68,378,209)		$71,874,371
Other Assets and Liabilities – 4.5%		3,387,436
Net Assets – 100.0%		$75,261,807

Purchased Options— 3.2%(A)
Total Purchased Options
(Cost $4,762,509)		2,393,705

Percentages based on Net Assets.

(A)	Refer to table below for details on Options Contracts.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2020 (unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2020, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 3.2%
Put Options
SPX, Expires 03/21/2020, Strike Price $2,550	13	$4,200,014	$3,965
SPX, Expires 03/21/2020, Strike Price $2,600	38	12,276,964	13,680
SPX, Expires 03/21/2020, Strike Price $2,700	18	5,815,404	9,990
SPX, Expires 06/20/2020, Strike Price $2,600	144	46,523,232	254,160
SPX, Expires 06/20/2020, Strike Price $2,700	35	11,307,730	85,225
SPX, Expires 06/20/2020, Strike Price $3,000	54	17,446,212	331,830
SPX, Expires 09/19/2020, Strike Price $2,700	17	5,492,326	74,375
SPX, Expires 09/19/2020, Strike Price $2,800	6	1,938,468	33,990
SPX, Expires 09/19/2020, Strike Price $2,900	44	14,215,432	319,440
SPX, Expires 12/19/2020, Strike Price $2,700	42	13,569,276	267,750
SPX, Expires 12/19/2020, Strike Price $2,725	10	3,230,780	67,550
SPX, Expires 12/19/2020, Strike Price $2,825	17	5,492,326	143,565
SPX, Expires 12/19/2020, Strike Price $2,850	10	3,230,780	89,200
SPX, Expires 12/19/2020, Strike Price $3,000	50	16,153,900	610,750
SPX, Expires 06/19/2021, Strike Price $2,850	7	2,261,546	88,235
Total Purchased Options			2,393,705

The following is a list of the inputs used as of January 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$71,874,371	$—	$71,874,371
Total Investments in Securities	$—	$71,874,371	$—	$71,874,371

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,393,705	$—	$—	$2,393,705
Total Other Financial Instruments	$2,393,705	$—	$—	$2,393,705

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-011-0600

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.8%
United States — 97.8%
Affiliated ETF — 34.5%
Cambria Emerging Shareholder Yield ETF‡ (A)	80,984	$2,476,960
Cambria Foreign Shareholder Yield ETF‡	106,317	2,484,097
Cambria Global Value ETF‡	110,390	2,533,451
Cambria Shareholder Yield ETF‡	64,774	2,451,696
Cambria Sovereign Bond ETF‡	84,345	2,129,290
Cambria Value and Momentum ETF‡	132,685	2,642,422
		14,717,916
Equity ETF — 30.9%
Invesco DB Precious Metals Fund	21,210	913,784
iShares Global Consumer Staples ETF	16,904	934,453
iShares Global Financials ETF	12,565	832,683
iShares Global Healthcare ETF	14,711	996,229
iShares Global Industrials ETF	9,966	958,530
iShares Global Infrastructure ETF	23,738	1,151,293
iShares Global Tech ETF	4,241	913,384
iShares Global Utilities ETF	18,872	1,173,650
Schwab U.S. TIPS ETF	15,785	912,847
Vanguard FTSE All World ex-US Small-Capital ETF	7,840	838,174
Vanguard Global ex-U.S. Real Estate ETF	15,190	873,577
Vanguard Real Estate ETF	19,133	1,797,163
Vanguard Total Stock Market ETF	5,215	852,757
		13,148,524
Fixed Income ETF — 19.8%
SPDR FTSE International Government Inflation-Protected Bond ETF	16,520	914,217
Vanguard Intermediate-Term Treasury ETF	54,810	3,692,001
Vanguard Long-Term Bond ETF	9,961	1,052,678
Vanguard Total Bond Market ETF	32,515	2,780,682
		8,439,578
Multi-Asset ETF — 12.6%
Alpha Architect Value Momentum Trend ETF	29,890	729,809
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	95,970	1,452,026
JPMorgan Managed Futures ETF*	70,630	1,652,961
WisdomTree Managed Futures Strategy ETF	42,385	1,511,661
		5,346,457

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● January 31, 2020 (unaudited)

Description	Shares	Value
Total Exchange Traded Funds
(Cost $41,731,420)		$41,652,475

SHORT-TERM INVESTMENT — 0.2%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	86,400	86,400
Total Short-Term Investments
(Cost $86,400)		86,400
Total Investments - 98.0%
(Cost $41,817,820)		$41,738,875
Other Assets and Liabilities - 2.0%		870,100
Net Assets - 100.0%		$42,608,975

Percentages based on Net Assets.

*	Non-income producing security.
‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $82,582.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of January 31, 2020 was $86,400.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

Transactions with affiliated companies during the period ended January 31, 2020 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend
4/30/2019	at Cost	from Sales	(Depreciation)	Gain (Loss)	1/31/2020	of 1/31/20	Income
Cambria Emerging Shareholder Yield ETF
$1,258,094	$1,352,176	$(49,541)	$(89,707)	$5,938	$2,476,960	80,984	$77,003
Cambria Foreign Shareholder Yield ETF
1,163,465	1,390,485	(45,620)	(28,148)	3,915	2,484,097	106,317	49,385
Cambria Global Momentum ETF
9,821,327	2,369,817	(12,310,625)	182,005	(62,524)	-	-	129,673
Cambria Global Value ETF
1,222,710	1,409,975	(48,802)	(54,778)	4,346	2,533,451	110,390	43,244
Cambria Shareholder Yield ETF
1,141,920	1,379,897	(45,469)	(30,886)	6,234	2,451,696	64,774	29,353
Cambria Sovereign Bond ETF
1,872,559	1,569,929	(1,337,193)	(2,856)	26,851	2,129,290	84,345	81,642
Cambria Value & Momentum ETF
1,969,879	846,268	(76,852)	(100,370)	3,497	2,642,422	132,685	20,143
$18,449,954	$10,318,547	$(13,914,102)	$(124,740)	$(11,743)	$14,717,916	579,495	$430,443

ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Securities

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-012-0300

Cambria Investment Management

Schedule of Investments ● Cambria Cannabis ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.4%
Consumer Discretionary — 3.8%
Greenlane Holdings, Cl A*	173,775	$424,011

Consumer Staples — 29.2%
Altria Group	7,500	356,475
British American Tobacco	14,760	654,395
Constellation Brands, Cl A	3,705	697,651
CV Sciences*	159,390	145,778
Elixinol Global* (A)	137,325	70,782
Neptune Wellness Solutions* (A)	63,630	150,803
New Age Beverages*	83,325	144,986
Philip Morris International	4,320	357,264
Turning Point Brands	8,010	182,949
Universal	3,120	165,828
Village Farms International*	52,620	287,305
		3,214,216
Financials — 2.9%
Canopy Rivers* (A)	330,585	319,744

Health Care — 53.5%
Aphria* (A)	151,950	708,087
Aurora Cannabis* (A)	197,070	372,462
CannTrust Holdings* (A)	215,402	232,753
Canopy Growth* (A)	26,400	595,320
Charlottes Web Holdings* (A)	47,055	340,983
Corbus Pharmaceuticals Holdings*	31,350	202,835
Cronos Group* (A)	48,795	350,348
Emerald Health Therapeutics* (A)	252,600	57,262
Flowr*	180,210	232,854
Green Organic Dutchman Holdings* (A)	244,650	125,708
GW Pharmaceuticals ADR*	7,965	920,197
HEXO* (A)	83,145	103,931
MediPharm Labs*	231,030	490,550
Organigram Holdings* (A)	123,450	319,026
Supreme Cannabis* (A)	535,395	196,212
Tilray, Cl 2* (A)	17,460	306,248
Vivo Cannabis*	1,036,965	258,575
Weedmd*	152,025	87,305
		5,900,656
Materials — 4.0%
Scotts Miracle-Gro	3,615	443,705

Cambria Investment Management

Schedule of Investments ● Cambria Cannabis ETF ● January 31, 2020 (unaudited)

Description	Shares	Value

Real Estate — 3.0%
Innovative Industrial Properties, Cl A‡	3,645	$326,227

Total Common Stock
(Cost $14,873,306)		10,628,559

SHORT-TERM INVESTMENT — 25.5%
Invesco Treasury Portfolio
Institutional Class, 1.470% (B)(C)	2,810,340	2,810,340
Total Short-Term Investments
(Cost $2,810,340)		2,810,340
Total Investments - 121.9%
(Cost $17,683,646)		$13,438,899
Other Assets and Liabilities - (21.9)%		(2,414,897)
Net Assets - 100.0%		$11,024,002

Percentages based on Net Assets.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,599,302.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of January 31, 2020 was $2,810,340.
(C)	Rate shown is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of January 31, 2020, there were no transfers in or out of level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-013-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane Faber
Mebane Faber, President

Date: March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane Faber
Mebane Faber, President

Date: March 27, 2020

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: March 27, 2020